As Filed with the U.S. Securities and Exchange Commission on October 23, 2024

1933 Act File No. 333-221045
1940 Act File No. 811-23305

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 91 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 93 ☒
(Check appropriate box or boxes.)
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American Century ETF Trust
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4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 23, 2024 at 8:30 a.m. Central pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, this Post-Effective Amendment No. 91 is being filed for the sole purpose of designating a new effective date, November 23, 2024, for the Registrant’s Post-Effective Amendment No. 89 previously filed on July 1, 2024, pursuant to Rule 485(a) (the “Amendment”).

This Post-Effective Amendment No. 91 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 23rd day of October, 2024.

American Century ETF Trust

By:	* _________________________________
Patrick Bannigan
President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _____________________________	President (principal executive officer)	October 23, 2024
Patrick Bannigan

* _____________________________	Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	October 23, 2024
R. Wes Campbell

* _____________________________	Board Chair and Trustee	October 23, 2024
Reginald M. Browne

* _____________________________	Trustee	October 23, 2024
Jeremy I. Bulow

* _____________________________	Trustee	October 23, 2024
Thomas W. Bunn

* _____________________________	Trustee	October 23, 2024
Barry A. Mendelson

* _____________________________	Trustee	October 23, 2024
Jonathan S. Thomas

*By:	/s/ Evan C. Johnson Evan C. Johnson Attorney in Fact (pursuant to Power of Attorney effective September 11, 2024)

Pursuant to Power of Attorney, dated September 11, 2024 (filed electronically as part of Post-Effective Amendment No. 90 to the Registration Statement of the Registrant on September 23, 2024, File No. 333-221045, and incorporated herein by reference).

Secretary’s Certificate, dated September 11, 2024 (filed electronically as part of Post-Effective Amendment No. 90 to the Registration Statement of the Registrant on September 23, 2024, File No. 333-221045, and incorporated herein by reference).